UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Hanson McClain Advisors

Address:   3620 Fair Oaks Blvd.
           Suite 300
           Sacramento, CA 95864


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Rebecca Watson-Schroer
Title:  Chief Compliance Officer
Phone:  (800) 482-2196

Signature,  Place,  and  Date  of  Signing:

/s/ Rebecca Watson-Schroer         Sacramento, CA                     10/22/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              45

Form 13F Information Table Value Total:  $      149,318
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                 COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
--------------------------------- -------------- --------- -------- -------------------- ---------- -------- -----------------------
                                                            VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
         NAME OF ISSUER           TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED    NONE
--------------------------------- -------------- --------- -------- ----------- --- ---- ---------- -------- ---- ------ -----------
ADVANCED CELL TECHNOLOGY INC      SHS            00752K105        2        2000 SH       SOLE                   0      0       20000
AMERICAN INTL GROUP INC           WTS            ACG874152        -       45985 SH       SOLE                   0      0       45985
APPLE INC                         COM            037833100    2,756    4172.096 SH       SOLE                   0      0    4172.096
AT&T INC                          COM            00206R102    2,373   62857.313 SH       SOLE                   0      0   62857.313
BANK OF AMERICA CORP              COM            060505104      397    44341.53 SH       SOLE                   0      0    44341.53
BERKSHIRE HATHAWAY                CL B NEW       084670702      366        4127 SH       SOLE                   0      0        4127
BERKSHIRE HATHAWAY INC DEL CONV   CL A COM       084670108      532        4.00 SH       SOLE                   0      0        4.00
CL A COM
CEL-SCI CORP                      COM NEW        150837409   10,540       30200 SH       SOLE                   0      0       30200
CHEVRON CORP NEW                  COM            166764100    1,493   12730.843 SH       SOLE                   0      0   12730.843
COCA COLA CO                      COM            191216100      656   17,122.15 SH       SOLE                   0      0   17,122.15
COPPER KING MNG CORP              COM            21750M109        -      500000 SH       SOLE                   0      0      500000
EDISON INTERNATIONAL COM          COM            281020107      318    6,966.00 SH       SOLE                   0      0    6,966.00
ENBRIDGE ENERGY MGMT              SHS            CKC50X106        -       63841 SH       SOLE                   0      0       63841
EXXON MOBIL CORP                  COM            30231G102    1,086   11,832.01 SH       SOLE                   0      0   11,832.01
EYE CARE INTL INC                 CL A 1         301942108        -       25000 SH       SOLE                   0      0       25000
FIRST TR MORNINGSTAR DIV LDRS     ETF            336917109    5,840  304006.124 SH       SOLE                   0      0  304006.124
FORD MTR CO DEL                   COM            345370860      272   27440.342 SH       SOLE                   0      0   27440.342
GENERAL ELECTRIC CO               COM            369604103      612   26853.439 SH       SOLE                   0      0   26853.439
HEWLETT-PACKARD CO                SHS            428236103      277   16094.521 SH       SOLE                   0      0   16094.521
IMAGING3 INC                      COM            45248F103        0      110000 SH       SOLE                   0      0      110000
INTEL CORP                        COM            458140100    2,759  121299.149 SH       SOLE                   0      0  121299.149
INTL BUSINESS MACH                COM            459200101    1,131    5378.135 SH       SOLE                   0      0    5378.135
ISHARES DOW JONES INTL SELECT     ETF            464288448    1,488   46,818.23 SH       SOLE                   0      0   46,818.23
DIV IND
ISHARES SELECT DIVIDEND INDEX     ETF            464287168    2,274   39410.183 SH       SOLE                   0      0   39410.183
FUND
JOHNSON & JOHNSON                 COM            478160104      492    7120.717 SH       SOLE                   0      0    7120.717
KINDER MORGAN MGMT                SHS            EKE55U103        -      833838 SH       SOLE                   0      0      833838
MEDTRONIC INC                     SHS            585055106      286    6607.604 SH       SOLE                   0      0    6607.604
MICROSOFT CORP                    COM            594918104      804    27256.83 SH       SOLE                   0      0    27256.83
PAC-WEST TELECOM INC              SHS            69371Y101        -       36400 SH       SOLE                   0      0       36400
PEPSICO INC                       SHS            713448108      318    4506.531 SH       SOLE                   0      0    4506.531
PG & E CORP                       COM            69331C108      286    6781.609 SH       SOLE                   0      0    6781.609
PIMCO TOTAL RETURN ETF            ETF            72201R775      271    2,493.00 SH       SOLE                   0      0    2,493.00
PROCTER & GAMBLE CO               COM            742718109      482    6940.286 SH       SOLE                   0      0    6940.286
SIERRA VISTA BK CALIF             COM            82651B105       17       10000 SH       SOLE                   0      0       10000
SOUTHERN CO                       COM            842587107      491   10,757.56 SH       SOLE                   0      0   10,757.56
SPDR TR S&P 500 ETF TRUST         ETF            78462F103    1,586   11,014.00 SH       SOLE                   0      0   11,014.00
SPDR GOLD TR GOLD                 ETF            78463V107    1,608    9,337.00 SH       SOLE                   0      0    9,337.00
STANDARD PAC CORP                 SHS            85375C101      141       21600 SH       SOLE                   0      0       21600
UNIVERSAL EXPRESS INC             SHS            91349P103        -      300000 SH       SOLE                   0      0      300000
VANGUARD LARGE CAP                ETF            922908637    3,027   46010.757 SH       SOLE                   0      0   46010.757
VANGUARD MSCI EMERG MKTS          ETF            922042858   10,920  259018.798 SH       SOLE                   0      0  259018.798
VANGUARD TOTAL STK MKT            ETF            922908769   92,047 1247591.747 SH       SOLE                   0      0 1247591.747
VERIZON COMMUNICATIONS            SHS            92343V104      378    8259.225 SH       SOLE                   0      0    8259.225
VODAFONE GROUP SPON               SHS            92857W209      643   22645.554 SH       SOLE                   0      0   22645.554
WELLS FARGO & CO                  COM            949746101      349   10050.585 SH       SOLE                   0      0   10050.585
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